Loans and advances, net (Details 2) - Loans receivable - Other secured loans - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	¥ 39,608	¥ 342,602
Total	2,246,202	2,827,144
1-30 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	84,143	293,232
31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	31,415	421,891
61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	34,316	196,128
91-120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	32,171	499,724
121-150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	30,870	55,026
151-180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	28,938	103,648
181-360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	405,854	304,428
Over 360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	¥ 1,558,887	¥ 610,462